Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for Doubtful Accounts [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of year	[1]	$ 690	$ 418	$ 240
Valuation Allowances And Reserves Charged Deducted To Cost And Expense	[1]	864	710	261
Charges to other accounts	[1]	(563)	(438)	(83)
Deductions	[1]	0	0	0
End of Year	[1]	991	690	418
Allowance for Net Deferred Tax Assets [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Beginning of year		17,445	21,046	18,478
Valuation Allowances And Reserves Charged Deducted To Cost And Expense		0	0	0
Charges to other accounts		0	0	2,568
Deductions		(5,815)	(3,601)	0
End of Year		$ 11,630	$ 17,445	$ 21,046

[1]	Write-off net of recoveries for the allowance for doubtful accounts.